TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
TAXATION [Abstract]
Composition of Income (loss) before Provision for Income Tax

	For the year ended December 31,
	2014	2015	2016
	US$	US$	US$
Loss from foreign entities*	(112,056)	(20,975)	(97,133)
Income/(loss) from PRC entities	38,962	29,701	(36,913)
(Loss)/income before income tax expenses	(73,094)	8,726	(134,046)

*	Foreign income before provision for income taxes is defined as income generated from operations located outside of the PRC including HK and Taiwan.

Current and Deferred Portions of Income Tax Expense

	For the year ended December 31,
	2014	2015	2016
	US$	US$	US$
Current income tax expense	(5,560)	(12,045)	(3,809)
Deferred tax benefit	42	2,802	4,252

Income tax (expense) /benefit	(5,518)	(9,243)	443
Income tax expense of foreign entities	(412)	(239)	(100)
Income tax (expense)/benefit of PRC entities	(5,106)	(9,004)	543

Effective Income Tax Rate Reconciliation

	For the Years Ended December 31,
	2014	2015	2016
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holidays	(13.6)%	17.7%	(15.6)%
Effect of tax-exempt for parent company incorporated in Cayman Islands	37.5%	(76.7)%	19.1%
Effect of change in valuation allowance	5.4%	(3.3)%	4.0%
Foreign withholding tax expense*	0.2%	(1.6)%	0.5%
Effect of permanent difference from US entity using cost-plus method	0.4%	(2.3)%	0.4%
Effect of permanent difference from taxable capital gain due to business acquisition under common control	—	—	—
Other permanent book-tax differences	2.7%	(14.7)%	16.3%
Effective income tax rate	7.6%	(105.9)%	(0.3)%

*
According to the American Depositary Receipt (“ADR”) arrangements between the Company and Deutsche Bank Trust (“DB”) in February 2011, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB’s services. In May 2016, the arrangement was renewed and will supersede any and all prior agreements. Total reimbursements are recognized evenly over the contract term in other income. The other income recognized in the year ended December 31, 2016 amounted to US$2,107. The Company bears the 30% US tax on this US source income, which was withheld by Deutsche Bank upon payments.

Summary of Effects of Income Tax Expense Exemption and Reduction

	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
Tax holiday effect	(9,975)	(1,549)	(20,891)
Per share effect, basic	(0.025)	(0.003)	(0.042)
Per share effect, diluted	(0.025)	(0.003)	(0.042)

Deferred Income Tax
	December 31,
	2015	2016
	US$	US$
Deferred income tax assets, current
Accruals	804	295
Other differences	1,839	2,610
Total current deferred income tax assets	2,643	2,905
Less: Valuation allowance	(1,697)	(2,509)
Net current deferred income tax assets*	946	396

Deferred income tax assets, non-current
Investment	423	1,735
Net operating loss carry forwards	5,796	8,635
Total non-current deferred income tax assets	6,219	10,370
Less: Valuation allowance, non-current	(5,251)	(8,882)
Net non-current deferred income tax assets*	968	1,488

Deferred income tax liabilities, non-current
Intangible assets from business combination	4,678	2,237
Unrealized investment income	2,301	1,739
Total non-current deferred income tax liabilities	6,979	3,976

*
Deferred income tax assets are evaluated on the basis of each operating entity. For any entities which are not to be expected to generate enough taxable income in the future, the Group took full allowance against the net deferred tax assets. For entities in profit in the year of 2016, the Group assesses the likelihood that the Group will recover the deferred tax assets from future taxable income. The total current deferred income tax assets were resulted from deductible advertising expenses, bad debt provision, and accruals. The total non-current deferred income tax assets were resulted from long-term investment impairment and net operating losses.

Movement of Valuation Allowance
	December 31,
	2015	2016
	US$	US$
Balance at beginning of the year	7,868	6,948
Current year addition	869	6,148
Current year reversal	(1,789)	(1,705)
Balance at end of the year	6,948	11,391